Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings
11.	Borrowings

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Short term bank borrowing (1)	50,000	53,000
Long term bank borrowing (2)	—	6,990

(1)
On March 31, 2022, the Group entered into an eighteen-month facility agreement with a bank with a maximum borrowing credit of RMB50,000 and renewed to March 20, 2026 on September 20, 2024. The Group pledged the accounts receivables to guarantee their performance of the obligation under the facility agreement, besides, the Company and Huiye Tianze act as the guarantors, bearing joint and several guaranty liability of the facility. The Group obtained short-term borrowings to support its operation. The borrowings bear interest rate of 3.10% per annum for the years ended December 31, 2025 and mature in March 2026.

(2)
On January 2, 2025, the Group entered into a two-year facility agreement with a bank which provides the Group a maximum borrowing credit of RMB9,990
at floating interest rates based on 1-Year Loan Prime Rate (LPR) published by the National Interbank Funding Center, and among which
 RMB3,000 is
due for repayment in 2026 and the remaining RMB6,990 is due for repayment in 2027.